Fair Value of Financial Instruments (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets (Level 1)	Quoted Prices in Inactive Markets (Level 2)	Significant Unobservable Inputs (Level 3)
As of September 30, 2018: (unaudited)
Cash and cash equivalents	$36,814,899	$36,814,899	$–	$–

As of December 31, 2017:
Cash and cash equivalents	$88,067,647	$88,067,647	$–	$–

	Fair Value Measurements at Reporting Date Using
	Total	Quoted Prices in Active Markets (Level 1)	Quoted Prices in Inactive Markets (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2017:
Cash and cash equivalents	$88,067,647	$88,067,647	$-	$-

As of December 31, 2016:
Cash and cash equivalents	$106,398,919	$106,398,919	$-	$-